Equity-Based Compensation - Share Activity (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 30, 2022	Dec. 31, 2021	Dec. 07, 2021	Jun. 11, 2019	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Oct. 22, 2020
Share-based Compensation Arrangement By Share-based Payment Award Options Nonvested Number Of Shares [RollForward]
Beginning balance (in shares)						482,000	0
Granted (in shares)		424,017				424,017	482,000
Vested (in shares)							0
Forfeited (in shares)						(12,031)	0
Ending balance (in shares)	893,986		482,000			893,986	482,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Beginning balance, Weighted-Average Remaining Contractual Life (in years)	9 years 8 months 12 days		10 years
Ending balance, Weighted-Average Remaining Contractual Life (in years)	9 years 8 months 12 days		10 years
Stock Options vested and exercisable, Weighted-Average Remaining Contractual Life (in years)						0 years
Beginning balance , Aggregate Intrinsic Value						$ 0
Granted , Aggregate Intrinsic Value						$ 0
Vested , Aggregate Intrinsic Value						$ 0
Forfeited , Aggregate Intrinsic Value						0
Ending balance , Aggregate Intrinsic Value	$ 526		$ 0			$ 526	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Weighted- Average Exercise Price Per Share , Beginning balance (in shares)						$ 9.99
Weighted- Average Exercise Price Per Share , Granted (in shares)						7.00
Weighted- Average Exercise Price Per Share , Forfeited (in shares)						9.99
Weighted- Average Exercise Price Per Share , Ending balance (in shares)	$ 8.57		$ 9.99			$ 8.57	$ 9.99
Class B Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)								0
Granted (in shares)					100			100
Vested (in shares)								(10)
Forfeited (in shares)								0
Ending balance (in shares)								90
Unvested as of October 22, 2020								90	90
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)						3,760,000	0
Granted (in shares)							9,650,000
Vested (in shares)						(100,000)	(5,640,000)
Forfeited (in shares)						(50,000)	(250,000)
Ending balance (in shares)	3,610,000		3,760,000			3,610,000	3,760,000
Unvested as of October 22, 2020	3,610,000		3,760,000			3,610,000	3,760,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)						403,300	0
Granted (in shares)				273,300		2,836,023	403,300
Vested (in shares)						(3,591)	0
Forfeited (in shares)						(87,458)	0
Ending balance (in shares)	3,148,274		403,300			3,148,274	403,300
Unvested as of October 22, 2020	3,148,274		403,300			3,148,274	403,300
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance						$ 10.03
Granted				$ 10.03		5.32
Vested						5.20
Forfeited						5.47
Ending balance	$ 5.92		$ 10.03			$ 5.92	$ 10.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Beginning balance, Weighted-Average Remaining Contractual Life (in years)						3 years 8 months 1 day
Ending balance, Weighted-Average Remaining Contractual Life (in years)						3 years 8 months 1 day
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)						150,000	0
Granted (in shares)						0	150,000
Vested (in shares)						0	0
Forfeited (in shares)						0	0
Ending balance (in shares)	150,000		150,000			150,000	150,000
Unvested as of October 22, 2020	150,000		150,000			150,000	150,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance						$ 10.03
Granted						0
Vested						0
Forfeited						0
Ending balance	$ 10.03		$ 10.03			$ 10.03	$ 10.03